Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2015
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Jul. 01, 2016
Document Effective Date	Jul. 01, 2016
Prospectus Date	Jan. 01, 2016
Eaton Vance Worldwide Health Sciences Fund | Class A
Risk/Return:
Trading Symbol	ETHSX
Eaton Vance Worldwide Health Sciences Fund | Class B
Risk/Return:
Trading Symbol	EMHSX
Eaton Vance Worldwide Health Sciences Fund | Class C
Risk/Return:
Trading Symbol	ECHSX
Eaton Vance Worldwide Health Sciences Fund | Class I
Risk/Return:
Trading Symbol	EIHSX
Eaton Vance Worldwide Health Sciences Fund | Class R
Risk/Return:
Trading Symbol	ERHSX